UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2004
                                                  ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   237 Park Avenue
           --------------------------------------------------
           Suite 801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein        New York, New York        10/22/04
       ----------------------        ------------------        -------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                     ----------

Form 13F Information Table Entry Total:                      33
                                                     ----------

Form 13F Information Table Value Total:                $286,367
                                                     ----------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


No.        Form 13F File Number             Name


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AMERICAN HOME MORTGAGE           COM          02660R107      9,237    330,500   SH        SOLE             330,500
---------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES     COM          203634100      2,280    200,000   SH        SOLE             200,000
---------------------------------------------------------------------------------------------------------------------------------
BANCORP BK                       COM          05969F104      3,006    147,700   SH        SOLE             147,700
---------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                  COM          060505104     16,119    372,000   SH        SOLE             372,000
---------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A    CL A NON VTG      156432106      8,788    276,800   SH        SOLE             276,800
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                    COM          172967101     19,523    442,500   SH        SOLE             442,500
---------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                      COM NEW      208464883      8,549    484,100   SH        SOLE             484,100
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL FINANCIAL      COM          316326107      9,251    242,800   SH        SOLE             242,800
---------------------------------------------------------------------------------------------------------------------------------
FIRST FED BANCSHARES INC DEL     COM          32021B103      1,621     67,525   SH        SOLE              67,525
---------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC      COM          32190E102     10,885    435,406   SH        SOLE             435,406
---------------------------------------------------------------------------------------------------------------------------------
FIRST NIAGARA FINL GP INC        COM          33582V108      2,117   158,240    SH        SOLE             158,240
---------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP              COM          316773100      8,535   173,400    SH        SOLE             173,400
---------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC                      COM          313400301      3,262    50,000    SH        SOLE              50,000
---------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC                COM CL A     37247D106      6,794    291,600   SH        SOLE             291,600
---------------------------------------------------------------------------------------------------------------------------------
GREENPOINT FINL CORP             COM          395384100     14,759    315,800   SH        SOLE             315,800
---------------------------------------------------------------------------------------------------------------------------------
IBOC                             COM          459044103      6,615    180,000   SH        SOLE             180,000
---------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE & CO             COM          46625H100     11,820    297,500   SH        SOLE             297,500
---------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                      COM          493267108      7,763    245,650   SH        SOLE             245,650
---------------------------------------------------------------------------------------------------------------------------------
MERRIL LYNCH & CO INC            COM          590188108     11,684    235,000   SH        SOLE             235,000
---------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP               COM          635405103     16,908    437,800   SH        SOLE             437,800
---------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY FINANCIAL CORP       COM          64352D101      4,215     70,000   SH        SOLE              70,000
---------------------------------------------------------------------------------------------------------------------------------
PENN-AMER GP INC                 COM          707247102      4,234    311,100   SH        SOLE             311,100
---------------------------------------------------------------------------------------------------------------------------------
PMI GP INC                       COM          69344M101      8,469    208,700   SH        SOLE             208,700
---------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC         COM          743868101      6,221    214,525   SH        SOLE             214,525
---------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP                COM          7591EP100     17,124    517,969   SH        SOLE             517,969
---------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD            COM          G7885T104     13,130    620,200   SH        SOLE             620,200
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SIGNATURE BK NEW YORK NY         COM          82669G104      2,876    107,500   SH        SOLE             107,500
---------------------------------------------------------------------------------------------------------------------------------
SNB BANCSHARS INC TEX            COM          78460M209      4,024    335,900   SH        SOLE             335,900
---------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                    COM          872449103      5,941    269,200   SH        SOLE             269,200
---------------------------------------------------------------------------------------------------------------------------------
US BANCORP-DEL                   COM NEW      902973304     11,638    402,700   SH        SOLE             402,700
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UMB FINL CORP                    COM          902788108      7,942    166,600   SH        SOLE             166,600
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UNIONBANCAL CORP                 COM          908906100     16,076    271,500   SH        SOLE             271,500
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WILLIS LEASE FINANCE CORP        COM          970646105      4,962    644,800   SH        SOLE             644,800
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